Retirement Benefits (Schedule Of Matching Contributions) (Details) (401 (K) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401 (K) [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 28	$ 28	$ 27